Trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total trade receivables, net	$ 4,822	$ 7,982
Total trade and other receivables, before ECL	6,463	9,597
Current	3,566	6,135
Non-current	1,256	1,847
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Receivables from contracts with customers	3,896	6,178
Total	2,567	3,419
Third Parties [Member]
IfrsStatementLineItems [Line Items]
Total trade receivables, net	3,779	6,038
Receivables from contracts with customers	6,346	9,179
Expected credit losses	(1,639)	(1,613)
Third Parties [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Receivables from divestments and transfer of rights agreement	1,677	2,162
Lease receivables	298	352
Total	592	627
Investees [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Trade receivables from contracts with costumers	117	140
Petroleum And Alcohol Accounts From Brazilian Government [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Trade receivables from contracts with costumers		278
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Expected credit losses	$ (2)	$ (2)